Investment Strategy	May 01, 2026
LKCM Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $0.8 billion and $7 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.
LKCM Small-Mid Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.
LKCM Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, such as the information technology sector.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities and/or strong market share positions. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
LKCM Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities. The Fund may invest in securities of small, mid and large capitalization companies, including dividend paying securities. The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.
The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in variable and floating rate bonds. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund may invest in fixed income securities with call features.
In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Strategy Portfolio Concentration [Text]	The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in variable and floating rate bonds. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund may invest in fixed income securities with call features.
LKCM Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade debt securities are considered to be those rated within the four highest rating categories assigned by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc., or S&P Global Ratings, or of equivalent quality as determined by the Adviser.
The Fund seeks to maintain an average effective maturity of its portfolio between three and ten years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity of the Fund’s portfolio may be less than three years if the Adviser believes a defensive posture is appropriate.
The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, and other financial obligations. The Fund may invest in fixed income securities with call features. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities.
LKCM International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund focuses its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom.
To a limited degree, the Fund may also invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, may purchase foreign currency forward contracts, including non-deliverable forwards, for hedging purposes, and may hold foreign currencies. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities.
Strategy Portfolio Concentration [Text]	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
LKCM Aquinas Catholic Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies the Adviser believes are likely to have above-average growth in revenues and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy, such as the information technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the information technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, and/or strong market share positions. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (“Catholic Guidelines”). The Catholic Guidelines reflect the United States Conference of Catholic Bishops’ investment guidelines with respect to companies that engage in, participate in, or otherwise support activities related to, among other things, abortion, contraceptives, embryonic stem cells, human cloning, human rights, weapons production, and pornography. The Fund’s investment approach incorporates the Catholic Guidelines through a combination of screening portfolio companies based on criteria set forth in the Catholic Guidelines, dialogue with companies whose policies and practices conflict with the Catholic Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Catholic Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Catholic Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.
Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.